Cover	Apr. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2026
Entity File Number	001-38392
Entity Registrant Name	BLINK CHARGING CO.
Entity Central Index Key	0001429764
Entity Tax Identification Number	03-0608147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	17301 Melford Blvd.
Entity Address, City or Town	Bowie
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20715
City Area Code	(305)
Local Phone Number	521-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BLNK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false